LONG-TERM DEBT (Details 2) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2014 Finansbank I [Member] TRY		Dec. 31, 2014 Finansbank Ii [Member] TRY		Dec. 31, 2014 Finansbank Iii [Member] TRY		Dec. 31, 2014 Finansbank Iv [Member] TRY		Dec. 31, 2014 Finansbank V [Member] TRY		Dec. 31, 2014 Finansbank Vi [Member] TRY		Dec. 31, 2014 Finansbank Vii [Member] TRY		Dec. 31, 2014 Finansbank Viii [Member] TRY		Dec. 31, 2014 Finansbank Ix [Member] TRY		Dec. 31, 2014 Finansbank X [Member] TRY		Dec. 31, 2014 Finansbank Xi [Member] TRY		Dec. 31, 2014 Finansbank Xii [Member] TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank I TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank II TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank III TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank IV TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank V TRY		Dec. 31, 2014 Fixed Rate Notes Nbg Funding Ltd GBP (£)		Dec. 31, 2014 Fixed Rate Notes Nbg Finance Plc EUR (€)	Dec. 31, 2014 Variable Rate Notes Nbg Funding Ltd I EUR (€)		Dec. 31, 2014 Variable Rate Notes Nbg Funding Ltd II EUR (€)		Dec. 31, 2014 Variable Rate Notes Nbg Funding Ltd III USD ($)		Dec. 31, 2014 Variable Rate Notes Nbg Funding Ltd IV EUR (€)		Dec. 31, 2014 Fixed Senior Unsecured Notes Finansbank I USD ($)	Dec. 31, 2014 Fixed Eurobond Notes Finansbank I USD ($)	Dec. 31, 2014 Fixed Rate Notes NBG I EUR (€)		Dec. 31, 2014 Fixed Rate Notes NBG II EUR (€)		Dec. 31, 2014 Fixed Rate Notes NBG III EUR (€)		Dec. 31, 2014 Fixed Rate Notes Nbg IV EUR (€)		Dec. 31, 2014 Fixed Senior Unsecured Notes Finansbank II USD ($)	Dec. 31, 2014 Fixed Senior Unsecured Notes Nbg Finance Plc I EUR (€)	Dec. 31, 2014 Variable Floating Rate Bond NBG Pangaea Reic EUR (€)	Dec. 31, 2014 Variable Rate Notes Nbg I EUR (€)		Dec. 31, 2014 Variable Rate Notes Finansbank I TRY		Dec. 31, 2014 Variable Rate Notes Finansbank II TRY		Dec. 31, 2014 Variable Rate Notes Nbg II EUR (€)		Dec. 31, 2014 Fixed Rate Covered Bonds Third Series NBG EUR (€)
Outstanding Senior Debt [Line Items]
Issue date																																																				May 11, 2011	November 1, 2012	December 20, 2012		August 5, 2013		December 23, 2013		January 29, 2014		April 25, 2014	April 30, 2014	August 20, 2014	September 1, 2009		September 3, 2014		October 1, 2014		December 29, 2014		October 7, 2009
Maturity date																																																				May 2016	November 2017	December 2024		August 2023		December 2023		January 2026		April 2019	April 2019	July 2019	September 2016		September 2015		October 2015		December 2022		October 2016
Interest rate																																																				Fixed interest rate of 5.5%	Fixed interest rate of 5.15%	Fixed interest rate of 2.535%		Fixed interest rate of 2.519%		Fixed interest rate of 2.68%		Fixed interest rate of 2.96%		Fixed interest rate of 6.25%	Fixed interest rate of 4.375%	EURIBOR plus 4.85%.	Three-month Euribor plus 0.576%		Dibs plus 1.00%		Dibs plus 1.20%		Six-month Euribor plus 1.674%		Fixed coupon rate of 3.875%
Interest payment period																																																				Semi-annually	Semi-annually	Quarterly		Quarterly		Semi-annually		Semi-annually		Semi-annually	Annually	Quarterly	Quarterly		Quarterly		Quarterly		Semi-annually		Annually
Nominal amount																																																				$ 500	$ 350	€ 50	[1]	€ 50	[1]	€ 70	[1]	€ 70	[1]	$ 500	€ 750	€ 238	€ 95	[1]	204	[2]	138	[2]	€ 35	[1]	€ 846	[3]
Own held by the group (nominal amount in million)																																																				71	29	0		0		0		0		24	0				71		25
Currency																																																				USD	USD	EUR		EUR		EUR		EUR		USD	EUR	EUR	EUR		TRY		TRY		EUR		EUR
Interest Percentage																																																				5.50%	5.15%	2.535%		2.519%		2.68%		2.96%		6.25%	4.375%	4.85%	0.576%		1.00%		1.20%		1.674%		3.875%
Outstanding Senior Debt Fixed Parentheticals [Abstract]
Carrying amount		872			810
Amortized cost		852			850
Net losses resulting from changes in fair value		61			210
Fair value losses attributable to changes in instrument specific credit risk		76			236
Outstanding Senior Debt Variable Parentheticals [Abstract]
Purchases of securities with nominal value	0	0	0	25	70	1
Outstanding Subordinated Debt [Line Items]
Issue date																																									November 8, 2006	[4],[5],[6]	August 3, 2010	July 11, 2003	[4],[5],[6]	November 3, 2004	[4],[5],[6]	November 3, 2004	[4],[5],[6]	February 16, 2005	[4],[5],[6]
Maturity date																																									November 2037	[4],[5],[6]	August 2020 (Early redemption 2015)	July 2034	[4],[5],[6]	November 2035	[4],[5],[6]	November 2035	[4],[5],[6]	February 2036	[4],[5],[6]
Interest rate																																									6.2889% fixed per annum until November 8, 2016 and thereafter variable of three month Libor plus 2.08%	[4],[5],[6]	7.0% for the first five years and 9.5% thereafter.	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	[4],[5],[6]	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	[4],[5],[6]	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	[4],[5],[6]	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	[4],[5],[6]
Interest payment period																																									Annually up to November 8, 2016	[4],[5],[6]	Annually	Quarterly	[4],[5],[6]	Semi annually	[4],[5],[6]	Semi annually	[4],[5],[6]	Annually	[4],[5],[6]
Nominal amount																																									375	[4],[5],[6]	18	350	[4],[5],[6]	350	[4],[5],[6]	180	[4],[5],[6]	230	[4],[5],[6]
Own held by group (nominal amount)																																										[4],[5],[6]			[4],[5],[6]		[4],[5],[6]		[4],[5],[6]		[4],[5],[6]
Currency																																									GBP	[4],[5],[6]	EUR	EUR	[4],[5],[6]	EUR	[4],[5],[6]	USD	[4],[5],[6]	EUR	[4],[5],[6]
Outstanding Subordinated Debt Parentheticals [Abstract]
Additional nominal amount purchased in EUR		0			2
Additional nominal amount purchased in GBP			0			0
Summary Of Redeemed Senior Debt [Line Items]
Date redeemed							April 2014		January 2014		February 2014		March 2014		April 2014		April 2014		May 2014		May 2014		July 2014		October 2014		August 2014		August 2014		September 2014		October 2014		November 2014		November 2014		December 2014
Type							Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Fixed Rate Bonds		Variable Rate Bonds		Variable Rate Bonds		Variable Rate Bonds		Variable Rate Bonds		Variable Rate Bonds
Nominal amount							124		750		150		245		899		116		244		171		187		500		295		218		125		148		210		223		124
Issuance date							April 19, 2013		October 11, 2013		October 25, 2013		November 25, 2013		December 12, 2013		December 24, 2013		February 11, 2014		February 28, 2014		April 16, 2014		April 30, 2014		May 12, 2014		May 30, 2014		June 24, 2014		July 16, 2014		August 11, 2014		August 29, 2014		September 23, 2014
Currency							TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]	TRY	[2]

[1]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
[2]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.
[3]	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2014, net losses of EUR 61 million (2013: EUR 210) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value losses of EUR 76 million were attributable to changes in instrument specific credit risk (2013: loss of EUR 236 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2014 were EUR 872 million and EUR 852 million respectively (2013: EUR 810 million and EUR 850 million)).
[4]	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
[5]	On May 23, 2013, the Bank announced the results of the Tender Offer for the buy back of up to the total amount of the five different series of preferred securities non-cumulative non-voting (hybrid instruments) issued by our subsidiary NBG Funding Limited and guaranteed on a subordinated basis by the Bank. Based on the total nominal values of the securities, which were offered in the Tender Offer, the Bank accepted for repurchase securities in EUR with nominal value of EUR 70 million, securities in USD with nominal value of USD 25 million and securities in GBP with nominal value of GBP 1 million.
[6]	Subsequently, and as at December 31,2013 the Bank acquired preferred securities outstanding of an aggregate nominal amount of EUR 2 million of series A, B and D.